INTANGIBLE ASSETS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2017
Intangible Assets Net Excluding Goodwill [Line Items]
Accumulated amortization	$ 801	$ 623	$ 818
Business Acquisition, Percentage of Voting Interests Acquired	100.00%			100.00%
Amortization of Intangible Assets	$ 801	623	818
Customer Relationships [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Accumulated amortization	279	623	818
Amortization of Intangible Assets	279	$ 623	$ 818
Patents And Copyrights [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Accumulated amortization	319
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				$ 2,071
Amortization of Intangible Assets	$ 319